Capital leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Subsidiary	Dec. 31, 2012
Capital leases [Abstract]
Number of subsidiaries under capital lease arrangement	2
Rapid amount under capital lease	$ 17,900,000
Capital Lease Obligations [Abstract]
Current portion of capital lease obligations	1,578,686	0
Non-current portion of capital lease obligations	28,800,329	0
Total capital lease obligations	30,379,015
Future Minimum Payments [Abstract]
2014	3,834,690
2015	3,834,690
2016	3,845,196
2017	3,834,690
2018	23,705,540
Total minimum lease payments	39,054,806
Less amount representing interest	(8,675,791)
Net minimum lease payments	30,379,015
Vessel and Equipment [Member]
Capital Leased Assets [Line Items]
Vessels and equipment	41,326,198
Accumulated depreciation	(4,009,872)
Total	$ 37,316,326